SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For three months ended March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings attributable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$—	$—
Less: interest available to be withdrawn for payment of taxes	—	—
Net income	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	—	15,885,267
Basic and diluted net income per share	$—	$0.00

Non-Redeemable Common Stock
Numerator: Net (Loss) Income minus Net Earnings
Net (loss) income	$(1,711,607)	$1,792,718
Less: Net income attributable to Common stock subject to possible redemption	—	—
Non-redeemable net (loss) income	$(1,711,607)	$1,792,718
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding	6,224,268	6,375,178
Basic and diluted net (loss) income per share	$(0.27)	$0.28

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the year ended December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings attributable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$—	$3,784,472
Less: interest available to be withdrawn for payment of taxes	—	(672,550)
Net income	$—	$3,111,922
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	3,949,616	18,270,950
Basic and diluted net income per share	$0.00	$0.17

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings
Net loss	$4,310,769	$(1,067,296)
Less: Net income allocable to Common stock subject to possible redemption	—	(3,239,823)
Non-Redeemable Net Income (Loss)	$4,309,136	$(4,307,119)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	6,642,759	6,621,293
Basic and diluted net income (loss) per share	$0.65	$(0.63)

SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3

The following table presents the changes in the fair value of warrant liabilities:

Fair value as of December 31, 2020	$6,260,000
Change in fair value	2,047,375
Fair value as of March 31, 2021	$8,307,375

The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Fair value as of December 31, 2018	5,733,000
Change in fair value	1,433,250
Fair value as of December 31, 2019	7,166,250
Change in fair value	(906,250)
Fair value as of December 31, 2020	$6,260,000

Ensysce Biosciences, Inc [Member]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

	Years Ended December 31,
	2020	2019
Numerator:
Net income (loss) attributable to common stockholders	$56,770	$(10,102,280)

Denominator:
Weighted average shares outstanding, basic	15,768,725	15,768,725
Weighted average dilutive stock options	738,662	-
Weighted average shares outstanding, diluted	16,507,387	15,768,725

Net income (loss) per share attributable to common stockholders, basic	$0.00	$(0.64)
Net income (loss) per share attributable to common stockholders, diluted	0.00	(0.64)

SCHEDULE OF WEIGHTED AVERAGE SHARES OF ANTIDILUTIVE SECURITIES

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Stock options	4,444,068	5,785,495	4,553,751	5,782,721
Warrants	19,755	19,755	19,755	19,755
Total	4,463,823	5,805,250	4,573,506	5,802,476

The following weighted average shares have been excluded from the calculations of diluted weighted average shares outstanding because they would have been anti-dilutive (amounts have been retroactively restated to reflect the merger as described in Note 12):

	Years Ended December 31,
	2020	2019
Stock options	3,640,309	5,200,615
Warrants	19,755	15,605
Total	3,660,064	5,216,220

SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The following table presents assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$-	$-	$670,262
Total	$670,262	$-	$-	$670,262

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Contingent put option	$2,646,347	$-	$-	$2,646,347
Total	$2,646,347	$-	$-	$2,646,347

SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3

The following table summarizes the change in fair value of the Company’s Level 3 contingent put options:

	June 30,	December 31,
	2021	2020
Beginning fair value	$670,262	$2,646,347
Issuance	3,052	471,823
Change in fair value	(673,314)	(2,447,908)
Ending fair value	$—	$670,262

The following table summarizes the change in fair value of the Company’s Level 3 contingent put options:

	December 31,
	2020	2019
Beginning fair value	$2,646,347	$1,657,072
Issuance	471,823	414,188
Change in fair value	(2,447,908)	575,087
Ending fair value	$670,262	$2,646,347

SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE
	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$—	$—	$670,262
Total	$670,262	$—	$—	$670,262

SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS

The revenue recognized under the MPAR Grant and OUD Grant was as follows:

	Three months ended		Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
MPAR Grant	$53,386	$1,703,884	$127,112	$2,395,016
OUD Grant	391,130	120,797	567,979	292,065
Total	$444,516	$1,824,681	$695,091	$2,687,081